SHARE CAPITAL	12 Months Ended
Nov. 30, 2019
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

10.  SHARE CAPITAL

(a) Common Shares

Authorized:  Unlimited number of common shares without par value

As at November 30, 2019, there were 32,796,600 common shares issued and outstanding (November 30, 2018 - 31,761,300).

During the year ended November 30, 2019:

During the year ended November 30, 2019, the Company issued a total of 910,300 common shares for gross proceeds of $187,120 for 7,500 warrants exercised at a price of $0.60 per share, 307,800 warrants exercised at a price of $0.40 per share and 595,000 warrants exercised at a price of $0.10 per share. The Company also issued a total of 125,000 common shares for gross proceeds of $37,500 for 125,000 options exercised at a price of $0.30 per share.

During the year ended November 30, 2018:

During the year ended November 30, 2018, the Company issued a total of 2,045,000 common shares for gross proceeds of $204,500 for warrants exercised at a price of $0.10 per share.

On April 25, 2018, the Company closed the first tranche of its previously announced non-brokered private placement. The Company issued 4,475,000 units at a price of $0.40 per unit for gross proceeds of $1,790,000. Each unit consists of one common share and one-half share purchase warrant with each whole warrant entitling the holder to purchase one common share of the Company at a price of $0.60 for 1 year from closing. On April 15, 2019, the share purchase warrants were extended to six months. The new expiry date of the warrants is October 25, 2019. Finder's fees of cash equal to 6% of proceeds and finder's warrants equal to 6% of the number of units issued were paid to five finders. Each finder's warrant will be exercisable to acquire one common share for a period of one year from closing at a price of $0.40. All securities issued are subject to a four month hold period expiring August 25, 2018.

266,850 finder's warrants were granted at an estimated fair value of $110,574, which has been included in contributed surplus. The fair value of the warrants was estimated using the Black-Scholes option pricing model with the following assumptions: expected life 1 year, volatility 166%, risk-free rate 1.88%, dividend yield 0%.

On May 18, 2018, the Company closed the second and final tranche of its previously announced non-brokered private placement. The Company issued 2,035,550 units at a price of $0.40 per unit for gross proceeds of $814,220. Each unit consists of one common share and one-half share purchase warrant with each whole warrant entitling the holder to purchase one common share of the Company at a price of $0.60 for 1 year from closing. On April 15, 2019, the share purchase warrants were extended to six months. The new expiry date of the warrants is November 18, 2019. Finder's fees of cash in an amount equal to 6% of proceeds and finder's warrants equal to 6% of the number of units issued were paid to four finders. Each finder's warrant will be exercisable to acquire one common share for a period of one year from closing at a price of $0.40. All securities issued are subject to a four month hold period expiring September 18, 2018. 45,150 finder's warrants were granted at an estimated fair value of $18,420, which has been included in contributed surplus. The fair value of the warrants was estimated using the Black-Scholes option pricing model with the following assumptions: expected life 1 year, volatility 168%, risk-free rate 1.99%, dividend yield 0%. With the closure of the second and final tranche of its previously announced non-brokered private placement, the subscription received of $38,646 has been reclassified to accounts payable and accrued liabilities since investors overpaid for their subscription.

On May 29, 2018, the Company issued a total of 125,000 common shares at $0.30 per share, for gross proceeds of $37,500, for options exercised by a former director of the Company.

On August 23, 2018, the Company issued 500,000 common shares at a price of $0.10 per share, for gross proceeds of $50,000, for options exercised by a former director of the Company.

On October 31, 2018, the Company issued 3,000,000 common shares at $0.41 per share for the acquisition of Plymouth Rock USA (Note 13). In addition, on November 1, 2018, the Company issued 231,250 common shares at $0.69 per share as finder's fees to complete the acquisition.

During the year ended November 30, 2017:

On February 15, 2017, the Company issued 300,000 common shares valued at $6,000 for the acquisition of exploration and evaluation assets.

On November 28, 2017, the Company issued a total of 125,000 common shares at a price of $0.15 per share, for gross proceeds of $18,750, for options exercised by a former director of the Company.

On November 30, 2017, the Company issued 5,500,000 common shares at a price of $0.10 per share for total gross proceeds of $550,000, pursuant to the private placement previously announced on November 10, 2017. The Company also issued 490,500 common shares at a price of $0.10 per share valued at $49,050 as finder's fees.

As of November 30, 2017, the Company had subscription receivable balance of $428,000 (2016: Nil) for the common shares issued for the private placement on November 30, 2017 and $18,750 for commons share issued for options exercised by a former director on November 28, 2017 recorded in due from related party.

As at November 30, 2019, the Company has 810,000 common shares (November 30, 2018 - 3,000,000) held in escrow.

(b) Stock Options

On November 12, 2014 the Company adopted an incentive stock option plan (the "Option Plan") which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the Exchange requirements, grant to directors, officers, employees, and consultants to the Company, non-transferable options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 10% of the issued and outstanding common shares in the capital of the Company at the time of granting of options.

On January 16, 2019, the Company granted 2,300,000 stock options, which are exercisable for a period of five years, at a price of $0.60 per share. During the year, 150,000 of these stock options were cancelled. The remaining 2,150,000 stock options vest as follows: (i) 1,075,000 options on January 15, 2020, (ii) 268,750 options on April 15, 2020, (iii) 268,750 options on July 15, 2020, (iv) 268,750 options on October 15, 2020, and (v) 268,750 options on January 15, 2021.

The fair value was estimated using the Black-Scholes pricing model with estimated, stock price of $0.54, volatility 100%, risk-free rate 1.93%, dividend yield 0%, and expected life of 5 years. With these assumptions, the fair value of options was determined to be $913,140, which will be expensed over the vesting period.

On March 21, 2019, the Company granted an aggregate of 350,000 incentive stock options to consultants of the Company with an exercise price of $0.60 per share for a period of five years from the date of grant. The stock options vest as follows: (i) 175,000 options on March 20, 2020, (ii) 43,750 options on June 20, 2020, (iii) 43,750 options on December 20, 2020, (iv) 43,750 options on March 20, 2021, and (v) 43,750 options on June 20, 2021. The fair value was estimated using the Black-Scholes pricing model with estimated, stock price of $0.57, volatility 100%, risk-free rate 1.56%, dividend yield 0%, and expected life of 5 years. With these assumptions, the fair value of options was determined to be $147,613, which will be expensed over the vesting period.

On November 29, 2019, the Company granted an aggregate of 650,000 incentive stock options to consultants and a director of the Company with an exercise price of $0.50 per share for a period of five years from the date of grant. The stock options vest as follows: (i) 325,000 options on November 30, 2020 and (ii) 325,000 options on November 30, 2021. The fair value was estimated using the Black-Scholes pricing model with estimated, stock price of $0.49, volatility 100%, risk-free rate 1.49%, dividend yield 0%, and expected life of 5 years. With these assumptions, the fair value of options was determined to be $236,809, which will be expensed over the vesting period.

During the year ended November 30, 2019, 150,000 options issued to a director and a consultant were cancelled before vested.

Stock-based compensation recognized in profit or loss for the year ended November 30, 2019 amounted to $692,091 (2018 - $Nil).

Stock option transactions and the number of stock options outstanding as at November 30, 2019, 2018 and 2017 are summarized as follows:

	Number of	Weighted Average
	Options	Exercise Price
Balance, November 30, 2016	875,000	$0.16
Exercised	(125,000)	$0.15
Balance, November 30, 2017	750,000	$0.17
Exercised	(625,000)	$0.14
Balance, November 30, 2018	125,000	$0.30
Granted	3,300,000	$0.58
Exercised	(125,000)	$0.30
Cancelled	(150,000)	$0.60
Balance, November 30, 2019	3,150,000	$0.58

Expiry Date	Exercise Price	Numbers of options outstanding	Numbers of options exercisable	Weighted average remaining contractual life (year)	Weighted average exercise price
	$				$
January 15, 2024	0.60	2,150,000	-	2.82	0.60
March 20, 2024	0.60	350,000	-	0.48	0.60
November 28, 2024	0.50	650,000	-	1.03	0.50
		3,150,000	-	4.33	0.58

(c) Share purchase warrants

As at November 30, 2019, the Company has no outstanding share purchase warrants. Share purchase warrant transactions and the number of share purchase warrants outstanding as at November 30, 2019, 2018 and 2017 are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, November 30, 2017 and 2016	2,640,000	$0.10
Warrants granted	3,567,275	$0.58
Warrants exercised	(2,045,000)	$0.10
Balance, November 30, 2018	4,162,275	$0.51
Warrants expired	(3,251,975)	$0.60
Warrants exercised	(910,300)	$0.21
Balance, November 30, 2019	-	$-